BENEFIT PLANS - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Percentage of Employer Match for up to Six Percent of Participants Earnings	50.00%
Percentage of Employee Match for Employer Contribution	6.00%
Defined Contribution Plan, Cost Recognized	$ 279	$ 268	$ 277
Group Term Replacement Plan, Cost Recognized	13	150	29
Executive Supplemental Retirement Agreements, Cost Recognized	(115)	708	769
Performance-Based Incentive Plan Expense	1,565	605	578
Supplemental Executive Retirement Plan, Cost Recognized	$ 58	$ 45	$ 3